   As filed with the Securities and Exchange Commission on September 1, 2006

                                                 File Nos. 333-47016; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


  Registration Statement Under The Securities Act
                      of 1933                                               [X]
                          Pre-Effective Amendment
                          No.                                               [_]
                          Post-Effective
                          Amendment No. 25                                  [X]

                      and/or

    Registration Statement Under the Investment
                Company Act of 1940                                         [X]
                 Amendment No. 65                                           [X]
         (Check Appropriate Box or Boxes)


                Genworth Life of New York VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                              (Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[_] on (date), pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:


[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                     SUPPLEMENT DATED NOVEMBER 1, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Guaranteed Minimum Withdrawal Benefit Under the Guaranteed Minimum Withdrawal Benefit for Life Rider

The first paragraph in the "Reset" provision located in the "Guaranteed Minimum Withdrawal Benefit Under the Guaranteed Minimum Withdrawal benefit for Life Rider Option" section is replaced with the following:

       If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

                               PART A AND PART B

   Part A and Part B of Post-Effective Amendment No. 24 to this Registration Statement, which went effective May 1, 2006 (SEC File No. 333-47016), including the form of the prospectus, the form of the Statement of Additional Information and any supplements thereto, are herein incorporated by reference.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

(1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
          Previously filed on September 10, 1997 with initial filing to Form
          N-4 for GE Capital Life Separate Account II, Registration
          No. 333-39955.

(1)(b)    Resolution of the Board of Directors of GE Capital Life Assurance
          Company of New York authorizing the change in name of GE Capital Life
          Assurance Company of New York to Genworth Life Insurance Company of
          New York. Previously filed on January 3, 2006 with Post-Effective
          Amendment No. 22 to Form N-4 for Genworth Life of New York VA
          Separate Account 1, Registration No. 333-47016.

(1)(c)    Resolution of the Board of Directors of GE Capital Life Assurance
          Company of New York authorizing the change in name GE Capital Life
          Separate Account II to Genworth Life of New York VA Separate Account
          1. Previously filed on January 3, 2006 with Post-Effective Amendment
          No. 22 to Form N-4 for Genworth Life of New York VA Separate Account
          1, Registration No. 333-47016.

(2)       Not Applicable.

(3)       Underwriting Agreement between GE Capital Life and Capital Brokerage
          Corporation. Previously filed on May 13, 1998 with Pre-Effective
          Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
          Registration No. 333-39955.

(3)(i)    Dealer Sales Agreement. Previously filed on May 13, 1998 with
          Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-39955.

(4)(i)    Form of Policy NY1155 4/00. Previously filed on November 2, 2001 with
          Post-Effective Amendment No. 3 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

(4)(ii)   Endorsements to Policy.

   (a)    Guarantee Account Rider NY4066. Previously filed on September 10,
          1997 with initial filing to Form N-4 for GE Capital Life Separate
          Account II, Registration No. 333-39955.

   (a)(i) Guarantee Account Endorsement NY5265 6/03. Previously filed on August
          27, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE
          Capital Life Separate Account II, Registration No. 333-47016.

   (b) Trust Endorsement NY5066. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II,
          Registration No. 333-39955.

   (c)    Pension Endorsement NY5067. Previously filed on May 13, 1998 with
          Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-39955.

   (d)    Individual Retirement Annuity Endorsement NY5069. Previously filed on
          May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
          Capital Life Separate Account II, Registration No. 333-39955.

   (e) 403(b) Annuity Endorsement NY5070. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-39955.

   (f)    Optional Death Benefit Rider NY5071. Previously filed on March 1,
          2000 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital
          Life Separate Account II, Registration No. 333-39955.

   (g)    Roth IRA Annuity Endorsement NY5134. Previously filed on November 2,
          2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital
          Life Separate Account II, Registration No. 333-47016.

   (h)    Death Benefit available at Death of Any Annuitant Endorsement
          NY5155 12/00. Previously filed on September 13, 2002 with
          Post-Effective Amendment No. 7 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

   (i)    Enhanced Payment Rider NY5136 11/00. Previously filed on September
          13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE
          Capital Life Separate Account II, Registration No. 333-47016.

   (j)    Payment Protection Rider. Previously filed on May 17, 2005 with
          Post-Effective Amendment No. 20 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

   (k) Guaranteed Minimum Withdrawal Benefit for Life Rider Option. Filed herewith.

(5)       Form of Application. Previously filed on April 24, 2006 with Post
          Effective Amendment No. 24 to Form N-4 for Genworth Life of New York
          VA Separate Account 1, Registration No. 333-47016.

(6)(a)    Amended and Restated Articles of Incorporation of Genworth Life
          Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 22 to Form N-4 for Genworth Life of
          New York VA Separate Account 1, Registration No. 333-47016.

(6)(b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 22 to
          Form N-4 for Genworth Life of New York VA Separate Account 1,
          Registration No. 333-47016.

(7)       Reinsurance Agreement. Previously filed on April 30, 2004 with Post
          Effective Amendment No. 16 to Form N-4 for GE Capital Life Separate
          Account II, Registration No. 333-47016.

(8)(a)    Fund Participation Agreement between J.P. Morgan Series Trust II and
          GE Capital Life Assurance Company of New York. Previously filed on
          April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
          GE Capital Life Separate Account II, Registration No. 333-97085.

(8)(b)    Form of Participation Agreement regarding Federated Insurance Series.
          Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No.
          333-39955.

(8)(b)(i) Amendment to Participation Agreement between Federated Insurance
          Series and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for
          GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(c)    Participation Agreement between GE Investments Funds, Inc. and
          Genworth Life Insurance Company of New York. Filed herewith.

(8)(d)    Fund Participation Agreement between Janus Aspen Series and GE
          Capital Life Assurance Company of New York. Previously filed on April
          28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE
          Capital Life Separate Account II, Registration No. 333-97085.

(8)(e)    Form of Participation Agreement regarding Oppenheimer Variable
          Account Funds. Previously filed on May 1, 2002 with Post-Effective
          Amendment 5 to Form N-4 for GE Capital Life Separate Account II,
          Registration No. 333-47016.

(8)(f)      Form of Participation Agreement regarding PBHG Insurance Series Fund.
            Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No.
            333-39955.

(8)(g)      Form of Participation Agreement regarding Variable Insurance Products
            Fund. Previously filed on May 13, 1998 with Pre-Effective Amendment
            No. 1 to Form N-4 for GE Capital Life Separate Account II,
            Registration No. 333-39955.

(8)(g)(i)   Form of Participation Agreement regarding Variable Insurance Products
            Fund II. Previously filed on May 13, 1998 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
            Registration No. 333-39955.

(8)(g)(ii)  Form of Participation Agreement regarding Variable Insurance Products
            Fund III. Previously filed on May 13, 1998 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
            Registration No. 333-39955.

(8)(g)(iii) Amendment to Participation Agreement between Variable Insurance
            Products Fund III and GE Capital Life Assurance Company of New York.
            Previously filed on May 1, 2002 with Post-Effective Amendment 5 to
            Form N-4 for GE Capital Life Separate Account II, Registration No.
            333-47016.

(8)(h)      Form of Participation Agreement regarding Goldman Sachs Variable
            Insurance Trust. Previously filed on April 28, 2005 with
            Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
            Separate Account II, Registration No. 333-97085.

(8)(i)      Form of Participation Agreement regarding Salomon Brothers Variable
            Series Fund. Previously filed on April 28, 2005 with Post-Effective
            Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II,
            Registration No. 333-97085.

(8)(j) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

(8)(k)      Form of Participation Agreement between Alliance Variable Series and
            GE Capital Life Assurance Company of New York. Previously filed on
            April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
            GE Capital Life Separate Account II, Registration No. 333-97085.

(8)(l)      Form of Participation Agreement between Dreyfus and GE Capital Life
            Assurance Company of New York. Previously filed on May 1, 2002 with
            Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate
            Account II, Registration No. 333-47016.

(8)(m) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

(8)(n)      Form of Participation Agreement between PIMCO Variable Insurance
            Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form
            N-4 for GE Capital Life Separate Account II, Registration
            No. 333-97085.

(8)(o)      Form of Participation Agreement between Rydex Variable Trust and GE
            Capital Life Assurance Company of New York. Previously filed on April
            28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE
            Capital Life Separate Account II, Registration No. 333-97085.

(8)(p) Form of Participation Agreement between Greenwich Street Series Fund and GE Capital Life Assurance Company of New York. Previously filed on August 27, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE Capital Life Separate Account II, SEC File No 333-47016.

(8)(q)  Form of Participation Agreement between Merrill Lynch Variable Series
        Funds, Inc. and GE Capital Life Assurance Company of New York.
        Previously filed on April 28, 2005 with Post-Effective Amendment No.
        19 to Form N-4 for GE Capital Life Separate Account II, Registration
        No. 333-97085.

(8)(r) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 18 to Form N-4 for GE Capital Life Separate Account II, SEC File No. 333-47016.

(8)(s)  Form of Fund Participation Agreement between American Century
        Investment Services, Inc. and GE Capital Life Assurance Company of
        New York regarding American Century Variable Portfolios II, Inc.
        Previously filed on April 28, 2005 with Post-Effective Amendment No.
        19 to Form N-4 for GE Capital Life Separate Account II, Registration
        No. 333-97085.

(8)(t)  Fund Participation Agreement between Eaton Vance Variable Trust and
        GE Capital Life Assurance Company of New York. Previously filed on
        April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
        GE Capital Life Separate Account II, Registration No. 333-97085.

(8)(u)  Amended and Restated Fund Participation Agreement between Franklin
        Templeton Variable Insurance Products Trust, Franklin/Templeton
        Distributors, Inc., Genworth Life Insurance Company of New York and
        Capital Brokerage Corporation. Filed herewith.

(8)(v) Fund Participation Agreement between Nations Separate Account Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

(8)(w)  Fund Participation Agreement between The Prudential Series Fund, Inc.
        and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

(8)(x)  Fund Participation Agreement between Scudder Variable Series II and
        GE Capital Life Assurance Company of New York. Previously filed on
        April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
        GE Capital Life Separate Account II, Registration No. 333-97085.

(8)(y) Fund Participation Agreement between Van Kampen Life Investment Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 5 to Form N-6 for GE Capital Life
        Separate Account III. Registration No. 333-88312.

(8)(z)  Fund Participation Agreement between American Century Investment
        Services, Inc. and GE Capital Life Assurance Company of New York regarding American Century Variable Portfolios, Inc. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

(8)(aa) Fund Participation Agreement between JPMorgan Insurance Trust and
        Genworth Life Insurance Company of New York. Previously filed on
        April 24, 2006 with Post Effective Amendment No. 24 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-47016.

(9) Opinion and Consent of Counsel. Previously filed on April 24, 2006 with Post Effective Amendment No. 24 to Form N-4 for Genworth Life of
        New York VA Separate Account 1, Registration No. 333-47016.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 24, 2006 with Post Effective Amendment No. 24 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-47016.

(11)    Not Applicable.

(12)    Not Applicable.

(13)    Power of Attorney. Filed herewith.

Item 25.  Directors and Officers of the Depositor

       Name                      Address                        Position with Company
       ----                      -------                        ---------------------
Marshal S. Belkin... 345 Kear Street                  Director
                     Yorktown Heights,
                     New York 10598
Ward E. Bobitz...... 6620 West Broad Street           Director, Vice President and Assistant
                     Richmond, Virginia 23230         Secretary
Richard I. Byer..... 11 Westwind Road                 Director
                     Yonkers, NY 10710
Bernard M. Eiber.... 55 Northern Boulevard, Suite 302 Director
                     Great Neck, New York 11021
Kelly L. Groh....... 6610 West Broad Street           Director
                     Richmond, Virginia 23230
Paul A. Haley....... 6610 West Broad Street           Director, Senior Vice President and Chief
                     Richmond, Virginia 23230         Actuary
Jerry S. Handler.... 151 West 40th Street             Director
                     New York, New York 10018
Gerald A. Kaufman... 15 Glenwood Road                 Director
                     Plainview, New York 11803
Isidore Sapir....... 449 Golden River Drive           Director
                     Golden Lakes Village
                     West Palm Beach, Florida 33411
Pamela S. Schutz.... 6610 West Broad Street           Director and Executive Vice President
                     Richmond, Virginia 23230
David J. Sloane..... 666 Third Avenue, 9th Floor      Director, Chairperson of the Board,
                     New York, New York 10017         President and Chief Executive Officer
Geoffrey S. Stiff... 6610 West Broad Street           Director and Senior Vice President
                     Richmond, Virginia 23230
Thomas M. Stinson... 6630 West Broad Street           Director and President, Long Term Care
                     Richmond, Virginia 23230         Division
John G. Apostle, II. 6610 West Broad Street           Chief Compliance Officer -- Registered
                     Richmond, Virginia 23230         Separate Accounts
Thomas E. Duffy..... 6610 West Broad Street           Senior Vice President, General Counsel and
                     Richmond, Virginia 23230         Secretary
J. Kevin             6610 West Broad Street           Senior Vice President and Chief Financial
  Helmintoller...... Richmond, Virginia 23230         Officer
Mark W. Griffin..... 3003 Summer Street               Senior Vice President and Chief Investment
                     Stamford, Connecticut 06904      Officer
Gurinder S.          16501 Ventura Blvd, Ste 201      Senior Vice President
  Ahluwalia......... Encino, California 91436
Shannon M. Fischer.. 6610 West Broad St.              Senior Vice President
                     Richmond, Virginia 23230
James H. Reinhart... 6610 West Broad Street           Senior Vice President
                     Richmond, Virginia 23230
Heather C. Harker... 6610 West Broad Street           Vice President and Associate General
                     Richmond, Virginia 23230         Counsel
John A. Zelinske.... 6610 West Broad Street           Vice President and Controller
                     Richmond, Virginia 23230
Gary T. Prizzia..... 6620 West Broad Street           Treasurer
                     Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were 3,665 owners of Qualified Contracts and 3,289 owners of Non-Qualified Contracts as of August 10, 2006.


Item 28.  Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York) provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the

Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(b)  Rule 484 Undertaking

   Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and
(3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life of New York VA Separate Account 1 (formerly, GE Capital Life Separate Account II) and Genworth Life of New York VL Separate Account 1 (formerly, GE Capital Life Separate Account III).

   (b)

       Name                Address          Positions and Offices with Underwriter
       ----                -------          --------------------------------------
James J. Buddle..... 6620 W. Broad St.    Director
                     Richmond, VA 23230
Robert T. Methven... 6610 W. Broad St.    Director, President and Chief Executive
                     Richmond, VA 23230   Officer
Geoffrey S. Stiff... 6610 W. Broad St.    Director and Senior Vice President
                     Richmond, VA 23230
Richard P. McKenney. 6620 W. Broad St.    Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,     Senior Vice President and Chief Compliance
                     2nd Floor            Officer
                     Stamford, CT 06905
Ward E. Bobitz...... 6620 W. Broad Street Vice President and Assistant Secretary
                     Richmond, VA 23230

       Name                  Address           Positions and Offices with Underwriter
       ----                  -------           --------------------------------------
Brenda A. Daglish... 6604 West Broad St.      Vice President and Assistant Treasurer
                     Richmond, VA 23230
William E. Daner,    6610 W. Broad St.        Vice President, Counsel and Secretary
  Jr................ Richmond, VA 23230
J. Kevin             6610 W. Broad Street     Chief Financial Officer
  Helmintoller...... Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
John A. Zelinske.... 6610 W. Broad St.        Vice President and Controller
                     Richmond, VA 23230
James J. Kuncl...... 200 N. Martingale Rd.    Vice President
                     Schaumburg, IL 60173
Scott R. Lindquist.. 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street     Treasurer
                     Richmond, VA 23230
Russell L. Rubino... 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.        Vice President and Financial & Operations
                     Richmond, VA 23230       Principal

   (c)

                                    (2)
                              Net Underwriting       (3)           (4)
             (1)               Discounts and   Compensation on  Brokerage      (5)
Name of Principal Underwriter   Commissions      Redemption    Commissions Compensation
----------------------------- ---------------- --------------- ----------- ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable     11.0%    $5.3 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York) at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 1st day of September, 2006.


                                              GENWORTH LIFE OF NEW YORK VA
                                                SEPARATE ACCOUNT 1
                                              (Registrant)

                                              By:    /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                        Geoffrey S Stiff
                                                      Senior Vice President

                                              By: GENWORTH LIFE INSURANCE
                                                    COMPANY OF NEW YORK
                                                  (Depositor)

                                              By:    /S/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                        Geoffrey S Stiff
                                                      Senior Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           Signature                    Title                    Date
           ---------                    -----                    ----

     /s/  DAVID J. SLOANE*  Director, Chairperson of the   September 1, 2006
    -----------------------   Board and Chief Executive
        David J. Sloane       Officer

    /s/  MARSHAL S. BELKIN* Director                       September 1, 2006
    -----------------------
       Marshal S. Belkin

     /s/  WARD E. BOBITZ*   Director, Vice President and   September 1, 2006
    -----------------------   Assistant Secretary
        Ward E. Bobitz

     /s/  RICHARD I. BYER*  Director                       September 1, 2006
    -----------------------
        Richard I. Byer

    /s/  BERNARD M. EIBER*  Director                       September 1, 2006
    -----------------------
       Bernard M. Eiber

      /s/  KELLY L. GROH*   Director                       September 1, 2006
    -----------------------
         Kelly L. Groh

      /s/  PAUL A. HALEY*   Director, Senior Vice          September 1, 2006
    -----------------------   President and Chief Actuary
         Paul A. Haley

    /s/  JERRY S. HANDLER*  Director                       September 1, 2006
    -----------------------
       Jerry S. Handler

           Signature                      Title                    Date
           ---------                      -----                    ----

    /s/  GERALD A. KAUFMAN*   Director                       September 1, 2006
  ---------------------------
       Gerald A. Kaufman

      /s/  ISIDORE SAPIR*     Director                       September 1, 2006
  ---------------------------
         Isidore Sapir

    /s/  PAMELA S. SCHUTZ*    Director and Executive Vice    September 1, 2006
  ---------------------------   President
       Pamela S. Schutz

    /s/  GEOFFREY S. STIFF    Director and Senior Vice       September 1, 2006
  ---------------------------   President
       Geoffrey S. Stiff

    /s/  THOMAS M. STINSON*   Director and President, Long   September 1, 2006
  ---------------------------   Term Care Division
       Thomas M. Stinson

     /s/  THOMAS E. DUFFY*    Senior Vice President,         September 1, 2006
  ---------------------------   General Counsel and
        Thomas E. Duffy         Secretary

  /s/  J. KEVIN HELMINTOLLER* Senior Vice President and      September 1, 2006
  ---------------------------   Chief Financial Officer
     J. Kevin Helmintoller

    /s/  JOHN A. ZELINSKE*    Vice President and Controller  September 1, 2006
  ---------------------------
       John A. Zelinske



*By: /s/  GEOFFREY S. STIFF  , pursuant to Power of         September 1, 2006
     ----------------------    Attorney executed on March
       Geoffrey S. Stiff       24, 2006.